1(212) 318-6054

vadimavdeychik@paulhastings.com

August 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli ESG Fund, Inc (the “Fund”)
File Nos. 333-141093/811-22026

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 15 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2016 (Accession #0001193125-16-664670).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik
Vadim Avdeychik
Paul Hastings LLP

cc:	B. Alpert
A. Mullady
A. Mango
H. Robichaud
A. Lonergan